Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Product sales, net	$ 2,076
Type of Revenue [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Costs and operating expenses
Cost of product sales	$ 422
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Research and development	$ 205,319	$ 32,527	$ 16,206
Selling, general and administrative	31,366	5,985	2,997
Total costs and operating expenses	237,107	38,512	19,203
Loss from operations	(235,031)	(38,512)	(19,203)
Other income (expense):
Interest income	1,116		3
Change in fair value of tranche obligations			289
Other income (expense)	4,390	(1,179)	(154)
Total other income (expense), net	5,506	(1,179)	138
Net loss before income tax	(229,525)	(39,691)	(19,065)
Income tax expense	(970)	(53)	(20)
Net loss attributable to ordinary shareholders	(230,495)	(39,744)	(19,085)
Other comprehensive (loss) income
Foreign currency translation adjustment	(964)	4,398	(271)
Total comprehensive loss	$ (231,459)	$ (35,346)	$ (19,356)
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (10.22)	$ (4.48)	$ (2.69)
Weighted average number of ordinary shares outstanding, basic and diluted	22,559,389	8,872,768	7,100,528